Traffic revenue (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Traffic Revenue

	2017 RMB million	2016 RMB million	2015 RMB million
Passenger	107,947	97,135	94,677
Cargo and mail	8,571	6,760	6,122
Fuel surcharge income	5,355	5,798	6,300

	121,873	109,693	107,099